United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-01415

                  AllianceBernstein Global Small Cap Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105 (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: July 31, 2003

                   Date of reporting period: January 31, 2004

ITEM 1.       REPORTS TO STOCKHOLDERS.

[LOGO] ALLIANCEBERNSTEIN (SM)
Investment Research and Management


AllianceBernstein Global Small Cap Fund

Global Small Cap

Semi-Annual Report--January 31, 2004

Investment Products Offered

o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain month-end performance information from our web site at www.alliancebernstein.com (click on Investors/ Products & Services/ Mutual Funds).

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.alliancebernstein.com (click on Investors, then the "proxy voting policies and procedures" link on the left side of the page), or by going to the Securities and Exchange Commission's web site at www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

AllianceBernstein Investment Research and Management, Inc., is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.


March 22, 2004

Semi-Annual Report

This report provides management's discussion of fund performance for AllianceBernstein Global Small Cap Fund (the "Fund") for the semi-annual reporting period ended January 31, 2004.

Investment Objectives and Policies

This open-end fund seeks long-term growth of capital. It invests principally in a global portfolio of equity securities issued by selected companies with relatively small market capitalizations.

Investment Results

The following table provides performance data for the Fund and its benchmark, the Morgan Stanley Capital International (MSCI) World Index, for the six- and 12-month periods ended January 31, 2004. In addition, performance data for the Lipper Global Small Cap Funds Average (the "Lipper Average") is also included. Funds in the Lipper Average have generally similar investment objectives to the Fund, although some may have different investment policies and sales and management fees.

INVESTMENT RESULTS*
Periods Ended January 31, 2004
                                               Returns
                                     6 Months           12 Months
-------------------------------------------------------------------------------
AllianceBernstein
Global Small Cap Fund
  Class A                              23.31%              49.11%
  Class B                              22.62%              47.75%
  Class C                              22.92%              47.76%

MSCI World Index                       19.52%              40.17%

Lipper Global Small Cap
  Funds Average                        24.73%              54.19%

* The Fund's investment results are for the periods shown and are based on the net asset value (NAV) of each class of shares as of January 31, 2004. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Fund have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Fund include the reinvestment of any distributions paid during each period. Returns for Advisor Class shares will vary due to different expenses associated with this class. Past performance is no guarantee of future results.

  The unmanaged Morgan Stanley Capital International (MSCI) World Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index is a market capitalization-weighted index that measures the performance of stock markets in 23 countries. For the six- and 12-month periods ended January 31, 2004, the Lipper Global Small Cap Funds Average consisted of 56 and 55 funds, respectively. These funds have generally similar investment objectives to AllianceBernstein Global Small Cap Fund, although some may have different investment policies and sales and management fees. An investor cannot invest directly in an index or average, and its results are not indicative of the performance for any specific investment, including AllianceBernstein Global Small Cap Fund.

  Additional investment results appear on pages 5-7.


ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND o 1


The Fund outperformed its benchmark, the MSCI World Index, for the six- and 12-month periods ended January 31, 2004. The Fund's Class A shares gained 23.31% and 49.11% for the six- and 12-month periods, respectively, while the benchmark returned 19.52% and 40.17% over the same time frames.

The Fund outperformed the benchmark over the six-month period due to strong returns from stock selection and a positive contribution from sector selection. Stock selection was particularly strong in the consumer discretionary, financial, health care and telecommunications sectors but slightly disappointing in the energy sector. Sector selection also contributed to the positive investment result, with notable contributions from the Fund's relative overweight positions in technology stocks and in emerging market equities.

Over the 12-month period, the Fund outperformed its benchmark due to strong results from stock selection and moderately positive results from sector and regional asset allocation.

Over both periods, companies with smaller market capitalizations generally outperformed those with larger market capitalizations. The Fund's performance was positively enhanced by this effect as its holdings had a smaller average market capitalization than did the benchmark.

Market Review and Investment Strategy

During the six-month reporting period ended January 31, 2004, global equity markets posted strong absolute returns. The European and Pacific ex-Japan regions, as represented by the MSCI Europe Index and the MSCI Pacific ex-Japan Index, posted returns of 24.1% and 27.8% respectively. Japan, as represented by the MSCI Japan Index, was the best performer with a return of 29.3%. The MSCI North America Index, representing the North American region, while strong on an absolute basis, lagged moderately with a return of 15.6% over the period. The MSCI Europe Index, MSCI Pacific ex-Japan Index, MSCI Japan Index and MSCI North America Index are regional subsets of the MSCI World Index. At the sector level, those sectors that are more exposed to a recovery in the global economic cycle, such as technology, industrials and materials, were among the best performers while those of a more stable or defensive nature, such as health care, were relative laggards.

The broad strength of the equity markets during the periods under review was due to a combination of factors. The overall investment environment improved and the appetite for risk grew as the investor uncertainty that had previously overshadowed markets was decreased with the swift resolution of the Iraq conflict. The actions that global policy makers had taken to stimulate economic activity also started to bear fruit as economic growth began to accelerate across all the major regions. The North American and Asian areas registered the strongest recovery, while recovery in Europe and Japan was more tentative. Equity market valuations were further enhanced with dramatic improvement in corporate profitability and cash flow due to cost cutting efforts and better top-line results.


2 o AllianceBernstein Global Small Cap Fund


The Fund's portfolio management team emphasized growth-oriented stocks during the six-month period ended January 31, 2004. Specifically, we were biased toward those companies that we believed were well positioned to benefit from a recovery in the global economy. Therefore, the Fund had relative overweight holdings in the technology, consumer discretionary and industrial sectors. The Fund's largest relative underweight positions were focused in the consumer staples and financial sectors.

ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND o 3


PORTFOLIO SUMMARY
January 31, 2004 (unaudited)

INCEPTION DATES
Class A Shares
9/29/66
Class B Shares
9/17/90
Class C Shares
5/3/93

PORTFOLIO STATISTICS
Net Assets ($mil): $77.8



SECTOR BREAKDOWN
      27.2%   Consumer Services
      19.8%   Technology
      12.0%   Health Care
      11.4%   Finance
       6.3%   Energy
       4.6%   Capital Goods
       4.3%   Basic Industry
       3.5%   Transportation
       3.2%   Consumer Manufacturing
       2.1%   Multi-Industry
       1.9%   Consumer Staples
       1.9%   Utilities
       1.1%   Aerospace & Defense

       0.7%   Short-Term


All data as of January 31, 2004. The Fund's sector breakdown is expressed as a percentage of total investments (excluding security lending collateral) and may vary over time.


4 o ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND


INVESTMENT RESULTS


CLASSA SHARE AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2004
-------------------------------------------------------------------------------
                      Without Sales Charge         With Sales Charge
           1 Year             49.11%                   42.78%
          5 Years             -1.52%                   -2.37%
         10 Years              3.85%                    3.40%

CLASS A SHARE SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (DECEMBER 31, 2003)
-------------------------------------------------------------------------------
           1 Year                                      33.93%
          5 Years                                      -2.62%
         10 Years                                       3.57%

The performance shown above represents past performance, and does not guarantee future results. Current performance may be higher or lower than the performance shown. The Fund's investment results are for the periods shown and are based on the Fund's Class Ashares at net asset value (NAV). All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. Fund returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Fund returns reflect the reinvestment of dividends and/or capital gains distributions in additional shares.

SEC returns reflect the 4.25% maximum front-end sales charge for Class A shares.

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain month-end performance information from our web site at www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds).

A Word About Risk: The Fund concentrates its investments in the stocks of small-capitalization companies, which tend to be more volatile than large-cap companies. Small-cap stocks may have additional risks because these companies tend to have limited product lines, markets, or financial resources. The Fund invests in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments. In addition, because the Fund will invest in foreign currency denominated securities, fluctuations in the value of the Fund's investments may be magnified by changes in foreign exchange rates. The Fund pursues an aggressive investment strategy and an investment in the Fund is risky. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. These risks are more fully discussed in the prospectus.


ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND o 5


INVESTMENT RESULTS

CLASS B SHARE AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2004
-------------------------------------------------------------------------------
                      Without Sales Charge         With Sales Charge
           1 Year             47.75%                   43.75%
          5 Years             -2.30%                   -2.30%
         10 Years(a)           3.23%                    3.23%

CLASS B SHARE SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (DECEMBER 31, 2003)
-------------------------------------------------------------------------------
           1 Year                                     34.74%
          5 Years                                     -2.54%
         10 Years                                      3.41%(a)


(a)  Assumes the conversion of Class B shares into Class A shares after 8 years.

The performance shown above represents past performance, and does not guarantee future results. Current performance may be higher or lower than the performance shown. The Fund's investment results are for the periods shown and are based on the Fund's Class B shares at net asset value (NAV). All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. Fund returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Fund returns reflect the reinvestment of dividends and/or capital gains distributions in additional shares.

SEC returns reflect the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4).

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain month-end performance information from our web site at www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds).

A Word About Risk: The Fund concentrates its investments in the stocks of small-capitalization companies, which tend to be more volatile than large-cap companies. Small-cap stocks may have additional risks because these companies tend to have limited product lines, markets, or financial resources. The Fund invests in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments. In addition, because the Fund will invest in foreign currency denominated securities, fluctuations in the value of the Fund's investments may be magnified by changes in foreign exchange rates. The Fund pursues an aggressive investment strategy and an investment in the Fund is risky. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. These risks are more fully discussed in the prospectus.


6 o ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND


INVESTMENT RESULTS


CLASS C SHARE AVERAGE ANNUAL RETURNS AS OF JANUARY 31, 2004
-------------------------------------------------------------------------------
                      Without Sales Charge         With Sales Charge
           1 Year             47.76%                   46.76%
          5 Years             -2.29%                   -2.29%
         10 Years              3.09%                    3.09%

CLASS C SHARE SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT QUARTER-END (DECEMBER 31, 2003)
-------------------------------------------------------------------------------
           1 Year                                      37.86%
          5 Years                                      -2.53%
         10 Years                                       3.25%

The performance shown above represents past performance, and does not guarantee future results. Current performance may be higher or lower than the performance shown. The Fund's investment results are for the periods shown and are based on the Fund's Class C shares at net asset value (NAV). All fees and expenses related to the operation of the Fund have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Fund's quoted performance would be lower. Fund returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Fund returns reflect the reinvestment of dividends and/or capital gains distributions in additional shares.

SEC returns reflect the applicable contingent deferred sales charge for Class C shares (1% year 1).

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or Alliance at
(800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain month-end performance information from our web site at www.alliancebernstein.com (click on Investors/Products & Services/Mutual Funds).

A Word About Risk: The Fund concentrates its investments in the stocks of small-capitalization companies, which tend to be more volatile than large-cap companies. Small-cap stocks may have additional risks because these companies tend to have limited product lines, markets, or financial resources. The Fund invests in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments. In addition, because the Fund will invest in foreign currency denominated securities, fluctuations in the value of the Fund's investments may be magnified by changes in foreign exchange rates. The Fund pursues an aggressive investment strategy and an investment in the Fund is risky. While the Fund invests principally in common stocks and other equity securities, in order to achieve its investment objectives, the Fund may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than the risks presented by more traditional investments. These risks are more fully discussed in the prospectus.


ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND o 7


TEN LARGEST HOLDINGS
January 31, 2004 (unaudited)

                                                                     Percent of
Company                        Country           U.S. $ Value        Net Assets
-------------------------------------------------------------------------------
Newfield Exploration Co.    United States         $ 1,141,998            1.5%
Bharti Tele-Ventures, Ltd.          India           1,042,003            1.3
Porsche AG pfd                    Germany           1,012,530            1.3
Greek Organization of
  Football Prognostics             Greece             923,220            1.2
CDW Corp.                   United States             917,190            1.2
Grant Prideco, Inc.         United States             916,640            1.2
Manpower, Inc.              United States             904,410            1.2
Station Casinos, Inc.       United States             871,749            1.1
Hilton Group Plc           United Kingdom             868,459            1.1
Hoya Corp.                          Japan             865,492            1.1
                                                  $ 9,463,691           12.2%




8 o ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND


PORTFOLIO OF INVESTMENTS
January 31, 2004 (unaudited)


Company                                         Shares         U.S. $ Value
-------------------------------------------------------------------------------

COMMON & PREFERRED STOCKS-99.5%

United States Investments-54.5%

Consumer Services-16.4%

Advertising-0.9%
Getty Images, Inc.(a)                            14,500      $   715,575
                                                             ------------

Broadcasting & Cable-2.0%
Citadel Broadcasting Co.(a)                      34,000          644,300
ValueVision International, Inc. Cl.A(a)          16,900          299,299
XM Satellite Radio Holdings,
  Inc. Cl.A(a)                                   25,400          599,440
                                                             ------------
                                                               1,543,039

Cellular Communications-0.8%
Nextel Partners, Inc. Cl.A(a)                    48,100          621,933
                                                             ------------

Entertainment & Leisure-0.9%
Activision, Inc.(a)                              26,300          494,703
WMS Industries, Inc.(a)                           7,870          228,624
                                                             ------------
                                                                 723,327

Gaming-1.1%
Station Casinos, Inc.                            24,900          871,749
                                                             ------------
Restaurants & Lodging-0.3%
RARE Hospitality International, Inc.(a)           9,100          235,053
                                                             ------------

Retail-General Merchandise-4.2%
AnnTaylor Stores Corp.(a)                        15,300          619,650
Dick's Sporting Goods, Inc.(a)                   11,000          547,250
MSC Industrial Direct Co., Inc. Cl.A             29,800          841,850
Tuesday Morning Corp.(a)                         13,000          410,930
Williams-Sonoma, Inc.(a)                         25,300          812,383
                                                             ------------
                                                               3,232,063

Miscellaneous-6.2%
Career Education Corp.(a)                        11,100          558,996
CDW Corp.                                        13,500          917,190
Dycom Industries, Inc.(a)                        30,300          783,861
Education Management Corp.(a)                    11,400          382,698
Iron Mountain, Inc.(a)                           17,550          730,606
Manpower, Inc.                                   19,500          904,410
ScanSource, Inc.(a)                              11,100          558,885
                                                             ------------
                                                               4,836,646
                                                             ------------
                                                              12,779,385

Technology-11.6%

Communication Equipment-1.5%
Advanced Fibre Communications, Inc.(a)           23,600          557,196
National Instruments Corp.                       12,600          620,802
                                                             ------------
                                                               1,177,998


ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND o 9


Company                                         Shares         U.S. $ Value
-------------------------------------------------------------------------------

Computer Hardware/Storage-0.7%
Avocent Corp.(a)                                 14,300      $   522,808
                                                             ------------

Computer Peripherals-1.0%
Emulex Corp.(a)                                  27,400          743,362
                                                             ------------

Semi-Conductor Capital Equipment-1.2%
FormFactor, Inc.(a)                              25,200          469,224
MEMC Electronic Materials, Inc.(a)               46,900          493,388
                                                             ------------
                                                                 962,612

Semi-Conductor Components-2.5%
Fairchild Semiconductor International,
  Inc. Cl.A(a)                                   27,400          671,300
Integrated Circuit Systems, Inc.(a)              17,600          453,200
International Rectifier Corp.(a)                 15,500          784,300
                                                             ------------
                                                               1,908,800

Software-2.7%
Hyperion Solutions Corp.(a)                      10,300          354,011
Informatica Corp.(a)                             53,500          529,115
Macrovision Corp.(a)                             20,700          500,940
Mercury Interactive Corp.(a)                     15,900          746,346
                                                             ------------
                                                               2,130,412

Miscellaneous-2.0%
Amphenol Corp. Cl.A(a)                           12,500          825,875
Tektronix, Inc.                                  23,400          727,038
                                                             ------------
                                                               1,552,913
                                                             ------------
                                                               8,998,905

Health Care-8.4%

Biotechnology-2.6%
Abgenix, Inc.(a)                                 12,600          196,560
Celgene Corp.(a)                                  9,400          379,854
Human Genome Sciences, Inc.(a)                   25,600          353,024
Neurocrine Biosciences, Inc.(a)                   1,000           56,590
Protein Design Labs, Inc.(a)                     16,900          341,380
Techne Corp.(a)                                   7,500          292,350
Telik, Inc.(a)                                   17,600          422,277
                                                             ------------
                                                               2,042,035

Drugs-1.8%
Andrx Corp.(a)                                   18,700          468,061
Martek Biosciences Corp.(a)                       5,800          376,188
Pharmaceutical Resources, Inc.(a)                 8,300          514,683
                                                             ------------
                                                               1,358,932

Medical Products-1.9%
Gen-Probe, Inc.(a)                               12,600          475,272
Henry Schein, Inc.(a)                             5,100          357,714
INAMED Corp.(a)                                   5,000          257,700
VISX, Inc.(a)                                    19,300          385,421
                                                             ------------
                                                               1,476,107


10 o ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND


Company                                         Shares         U.S. $ Value
-------------------------------------------------------------------------------

Medical Services-0.7%
Omnicare, Inc.                                   12,200      $  $537,166
                                                             ------------

Miscellaneous-1.4%
AMERIGROUP Corp.(a)                              11,600          473,280
Stericycle, Inc.(a)                              13,800          609,960
                                                             ------------
                                                               1,083,240
                                                             ------------
                                                               6,497,480

Energy-5.4%

Domestic Producers-2.1%
Newfield Exploration Co.(a)                      24,200        1,141,998
Noble Energy, Inc.                               12,000          530,400
                                                             ------------
                                                               1,672,398

Oil Service-2.1%
Patterson-UTI Energy, Inc.(a)                    19,500          674,310
Rowan Cos., Inc.(a)                              32,700          748,176
Spinnaker Exploration Co.(a)                      1,400           47,628
Whiting Petroleum Corp.(a)                        7,600          146,224
                                                             ------------
                                                               1,616,338

Pipelines-1.2%
Grant Prideco, Inc.(a)                           67,400          916,640
                                                             ------------
                                                               4,205,376

Finance-4.8%

Brokerage & Money Management-3.2%
A.G. Edwards, Inc.                               11,100          422,355
Affiliated Managers Group, Inc.(a)                9,200          780,160
BlackRock, Inc. Cl.A                              9,300          539,586
Southwest Bancorporation of Texas, Inc.          20,400          766,428
                                                             ------------
                                                               2,508,529

Miscellaneous-1.6%
CapitalSource, Inc.(a)                           37,100          816,200
Investors Financial Services Corp.                9,700          401,968
                                                             ------------
                                                               1,218,168
                                                             ------------
                                                               3,726,697

Capital Goods-3.2%

Electrical Equipment-1.6%
L-3 Communications Holdings, Inc.(a)             15,500          828,630
United Defense Industries, Inc.(a)               13,600          398,480
                                                             ------------
                                                               1,227,110

Machinery-0.8%
Navistar International Corp.(a)                  12,700          603,885
                                                             ------------

Miscellaneous-0.8%
IDEX Corp.                                       15,800          658,860
                                                             ------------
                                                               2,489,855


ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND o 11


Company                                         Shares         U.S. $ Value
-------------------------------------------------------------------------------

Basic Industry-2.2%

Chemicals-1.0%
Georgia Gulf Corp.                               30,400       $  787,056
                                                             ------------

Mining & Metals-0.4%
International Steel Group, Inc.(a)                8,800          308,880
                                                             ------------

Paper & Forest Products-0.8%
Pactiv Corp.(a)                                  28,700          622,503
                                                             ------------
                                                               1,718,439

Transportation-1.9%

Air Freight-1.1%
C.H. Robinson Worldwide, Inc.                     6,900          261,510
Expeditors International of Washington, Inc.     15,500          579,855
                                                             ------------
                                                                 841,365

Trucking-0.8%
Werner Enterprises, Inc.                         36,675          670,786
                                                             ------------
                                                               1,512,151

Consumer Staples-0.6%

Household Products-0.6%
Tempur-Pedic International, Inc.(a)              28,400          460,080
                                                             ------------
Total United States Investments
  (cost $33,126,002)                                          42,388,368
                                                             ------------

Foreign Investments-45.0%

Austria-0.6%
Schoeller-Bleckmann Oilfield Equipment AG        36,300          483,313
                                                             ------------

Canada-1.5%
Angiotech Pharmaceuticals, Inc.(a)               16,400          430,172
Cognos, Inc.(a)                                  24,300          734,346
                                                             ------------
                                                               1,164,518

Finland-0.9%
TietoEnator Oyj                                  22,820          666,504
                                                             ------------

France-2.8%
Business Objects, SA(a)                          17,500          596,346
Societe Television Francaise 1(a)                21,650          781,988
Veolia Environnement                             29,230          824,595
                                                             ------------
                                                               2,202,929

Germany-3.2%
Altana AG                                        12,741          720,449
Fraport AG(a)                                    24,329          772,695
Porsche AG pfd                                    1,775        1,012,530
                                                             ------------
                                                               2,505,674

Greece-1.2%
Greek Organization of Football Prognostics       57,550          923,220
                                                             ------------


12 o ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND


Company                                         Shares         U.S. $ Value
-------------------------------------------------------------------------------

Hong Kong-1.1%
China Resources Enterprise, Ltd.                204,000      $   267,541
SINA Corp.(a)                                    12,600          575,656
                                                             ------------
                                                                 843,197

Hungary-0.6%
OTP Bank Rt.(a)                                  31,698          443,941

India-2.1%
Bharti Tele-Ventures, Ltd.(a)                   350,000        1,042,003
Cadila Healthcare, Ltd.                          31,000          261,681
Glaxosmithkline Pharmaceuticals, Ltd.            21,400          289,026
                                                             ------------
                                                               1,592,710

Ireland-2.5%
Anglo Irish Bank Corp. Plc                       44,729          756,000
CRH Plc                                          34,600          728,725
Paddy Power Plc                                  50,000          457,721
                                                             ------------
                                                               1,942,446

Israel-1.5%
Bank Hapoalim, Ltd.                             249,800          622,829
Lipman Electronic Engineering, Ltd.(a)           13,100          557,405
                                                             ------------
                                                               1,180,234

Italy-0.4%
Tod's SpA                                         8,000          300,215
                                                             ------------

Japan-9.8%
Bandai Co., Ltd.                                 12,900          314,441
Bank of Fukuoka, Ltd.                           129,000          525,287
Funai Electric Co., Ltd.                          2,700          353,810
Hoya Corp.                                        8,800          865,492
ITO EN, Ltd.                                     15,700          645,236
JSR Corp.                                        29,000          616,468
Kissei Pharmaceutical Co., Ltd.                  38,000          704,748
Kose Corp.                                       11,700          397,940
Matsumotokiyoshi Co., Ltd.                       13,400          346,251
Mitsubishi Securities Co., Ltd.                  33,000          332,354
Nitto Denko Corp.                                12,500          660,163
Secom Co., Ltd.                                  10,500          409,703
Suzuki Motor Corp.                               24,000          364,382
The Sumitomo Trust and Banking Co., Ltd.         60,000          327,649
Tokyo Electron, Ltd.                              5,300          376,050
Victor Company of Japan, Ltd.(a)                 36,000          397,600
                                                             ------------
                                                               7,637,574

Netherlands-0.9%
IHC Caland NV                                    14,180          727,112
                                                             ------------

Norway-0.6%
Royal Caribbean Cruises, Ltd.                    10,600          441,327
                                                             ------------


ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND o 13


Company                                         Shares         U.S. $ Value
-------------------------------------------------------------------------------

Russia-0.6%
AO VimpelCom (ADR)(a)                             6,300         $474,957
                                                             ------------

South Africa-1.5%
ABSA Group, Ltd.                                103,100          646,130
Nedcor, Ltd.                                     56,600          524,463
                                                             ------------
                                                               1,170,593

South Korea-0.5%
Samsung Fire & Marine Insurance Co., Ltd.         6,340          387,369
                                                             ------------

Spain-0.4%
Acerinox, SA                                      7,700          343,622
                                                             ------------

Sweden-1.8%
AB SKF Cl.B                                      18,000          674,940
Eniro AB                                         70,245          710,598
                                                             ------------
                                                               1,385,538

Switzerland-0.6%
Unique Zurich Airport(a)                          7,150          440,380
                                                             ------------

Taiwan-1.5%
Sunplus Technology Co., Ltd.                    349,000          763,928
Yageo Corp.(a)                                  788,000          411,130
                                                             ------------
                                                               1,175,058

United Kingdom-8.4%
Astro All Asia Networks Plc (Malaysia)(a)        20,600           23,310
British Airways Plc(a)                          126,669          703,603
Friends Provident Plc                           241,000          621,056
Hilton Group Plc                                209,840          868,459
LogicaCMG Plc                                    89,500          469,432
National Grid Transco Plc                        86,848          620,016
NDS Group Plc (ADR)(a)                           20,000          513,400
Smith & Nephew Plc                               84,200          734,522
The Sage Group Plc                              101,000          359,605
Wetherspoon (J.D.) Plc                          101,742          518,356
Wolfson Microelectronics Plc(a)                 101,583          564,259
WPP Group Plc                                    51,400          567,742
                                                             ------------
                                                               6,563,760

Total Foreign Investments
  (cost $26,694,715)                                          34,996,191
                                                             ------------
Total Common & Preferred Stocks
  (cost $59,820,717)                                          77,384,559
                                                             ------------


14 o ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND


                                              Shares or
                                              Principal
                                               Amount
                                                (000)        U.S. $ Value
-------------------------------------------------------------------------------

SHORT-TERM INVESTMENT-0.7%

Time Deposit-0.7%
State Street Euro Dollar
  0.50%, 2/02/04
  (cost $524,000)                                 $ 524       $  524,000
                                                             ------------

Total Investments Before Security
  Lending Collateral-100.2%
  (cost $60,344,717)                                          77,908,559
                                                             ------------

INVESTMENT OF CASH COLLATERAL FOR
  SECURITIES LOANED*-3.0%

Short-Term Investment-3.0%
UBS Private Money Market Fund, LLC, 1.02%
  (cost $2,315,243)                           2,315,243        2,315,243
                                                             ------------

Total Investments-103.2%
  (cost $62,659,960)                                          80,223,802

Other assets less liabilities-(3.2%)                          (2,456,557)
                                                             ------------
Net Assets-100%                                              $77,767,245


*    See Note E for securities lending information.

(a)  Non-income producing security.

     Glossary:
     ADR - American Depositary Receipt.

     See notes to financial statements.


ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND o 15


STATEMENT OF ASSETS & LIABILITIES
January 31, 2004 (unaudited)

Assets
Investments in securities, at value
  (cost $62,659,960--including investment of
  cash collateral for securities loaned of $2,315,243)            $80,223,802(a)
Cash                                                                  334,597
Foreign cash, at value (cost $419,177)                                416,676
Receivable for investment securities sold                           2,309,966
Dividends and interest receivable                                      21,114
Receivable for capital stock sold                                       8,666
Total assets                                                       83,314,821

Liabilities
Payable for investment securities purchased                         2,445,450
Payable for collateral on securities loaned                         2,315,243
Management fee payable                                                 51,791
Distribution fee payable                                               35,850
Payable for capital stock redeemed                                     25,377
Accrued expenses and other liabilities                                673,865
Total liabilities                                                   5,547,576

Net Assets                                                        $77,767,245
Composition of Net Assets
Capital stock, at par                                                 $97,309
Additional paid-in capital                                        131,026,480
Accumulated net investment loss                                    (1,038,155)
Accumulated net realized loss on investment
  and foreign currency transactions                               (69,478,722)
Net unrealized appreciation of investments
  and foreign currency denominated assets
  and liabilities                                                  17,160,333
                                                                  $77,767,245

Calculation of Maximum Offering Price

Class A Shares
Net asset value and redemption price per share
  ($52,923,651/6,295,837 shares of capital stock
  issued and outstanding)                                               $8.41
Sales charge--4.25% of public offering price                              .37
Maximum offering price                                                  $8.78

Class B Shares
Net asset value and offering price per share
  ($19,323,755/2,678,689 shares of capital stock
  issued and outstanding)                                               $7.21

Class C Shares
Net asset value and offering price per share
  ($5,230,491/722,661 shares of capital stock
  issued and outstanding)                                               $7.24

Advisor Class Shares
Net asset value, redemption and offering price per share
  ($289,348/33,712 shares of capital stock
  issued and outstanding)                                               $8.58


(a) Includes securities on loan with a value of $2,231,941 (see Note E). See notes to financial statements.


16 o ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND


STATEMENT OF OPERATIONS
Six Months Ended January 31, 2004 (unaudited)
Statement of Operations

Investment Income
Dividends (net of foreign taxes
  withheld of $20,609)                            $  216,262
Interest                                               4,667       $   220,929

Expenses
Management fee                                       377,318
Distribution fee--Class A                             77,700
Distribution fee--Class B                             92,876
Distribution fee--Class C                             24,325
Transfer agency                                      359,651
Custodian                                            149,671
Audit and legal                                       77,898
Administrative                                        71,529
Printing                                              32,879
Registration fees                                     29,491
Directors' fees                                        9,697
Miscellaneous                                          9,144
Total expenses                                     1,312,179
Less: expense waived and reimbursed
by the Adviser and the Transfer Agent
  (see Note B)                                      (139,257)
Less: expense offset arrangement
  (see Note B)                                           (50)
Net expenses                                                         1,172,872
Net investment loss                                                   (951,943)

Realized and Unrealized Gain (Loss)
  on Investment and Foreign Currency
  Transactions
Net realized gain on:
  Investment transactions                                            6,827,954
  Foreign currency transactions                                          3,101
Net change in unrealized
appreciation/depreciation of:
  Investments                                                        9,942,739
  Foreign currency denominated assets
    and liabilities                                                   (400,203)
Net gain on investment and foreign
  currency transactions                                             16,373,591

Net Increase in Net Assets
  from Operations                                                  $15,421,648


See notes to financial statements.


ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND o 17


STATEMENT OF CHANGES IN NET ASSETS

                                             Six Months Ended      Year Ended
                                             January 31, 2004       July 31,
                                               (unaudited)            2003
-------------------------------------------------------------------------------

Increase (Decrease) in Net Assets
from Operations
Net investment loss                            $  (951,943)       $ (1,485,609)
Net realized gain (loss)
  on investment
  and foreign currency
  transactions                                   6,831,055         (19,810,979)
Net change in unrealized
  appreciation/depreciation of
  investments and foreign
  currency denominated assets
  and liabilities                                9,542,536          25,860,619
Net increase in net assets
  from operations                               15,421,648           4,564,031

Capital Stock Transactions
Net decrease                                    (6,206,774)         (7,833,073)
Total increase (decrease)                        9,214,874          (3,269,042)

Net Assets
Beginning of period                             68,552,371          71,821,413
End of period                                  $77,767,245        $ 68,552,371


See notes to financial statements.


18 o ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND


NOTES TO FINANCIAL STATEMENTS
January 31, 2004 (unaudited)

NOTE A
Significant Accounting Policies

AllianceBernstein Global Small Cap Fund, Inc. (the "Fund"), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. Additional infomation about some of the items discussed in these Notes to Financial Statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management, L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair


ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND o 19


value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau of other comparable sources; U.S Goverment securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fiar value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not reaily available are valued at fair value in accordance with the Pricing Policies.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated into U.S. dollars at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.

Net realized gain or loss on foreign currency transactions represents foreign exchange gains and losses from sales and maturities of foreign fixed income investments, foreign currency exchange contracts, holding of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign investment transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains and losses from valuing foreign currency denominated assets and liabilities at period end exchange rates are reflected as a component of net un-


20 o ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND


realized appreciation or depreciation of investments and foreign currency denominated assets and liabilities.

3. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

4. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the trade date the securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

5. Income and Expenses

All income earned and expenses incurred by the Fund are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Fund represented by the net assets of such class, except that the Fund's Class B and Class C shares bear higher distribution and transfer agent fees than Class A and Advisor Class shares. Advisor Class shares have no distribution fees.

6. Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Management Fees and Other Transactions with Affiliates

Under the terms of an investment management agreement, the Fund pays the Adviser a management fee at an annual rate of 1% of the average daily net assets of the Fund. Such fee is accrued daily and paid monthly.

Effective January 1, 2004, the Adviser began waiving a portion of its management fee so as to charge the Fund at the reduced annual rate of .75% of the first $2.5 billion, .65% of the next $2.5 billion, and .60% in exccess of $5 billion, of the average daily net assets of the Fund. For the six months ended January 31, 2004, such waiver amounted to $17,180. The amount of the fee waiver may increase or decrease as a result of a final, definitive agreement with the New York Attorney General's Office ("NYAG"). For a more complete discussion of the Adviser's settlement with the NYAG, please see "Legal Proceedings" below.


ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND o 21


Pursuant to the management agreement, the Fund paid $71,529 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended January 31, 2004.

The Fund compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, in accordance with a Services Agreement for providing personnel and facilities to perform transfer agency services for the fund. Such compensation amounted to $153,482 for the six months ended January 31, 2004. During the period, AGIS agreed to waive a portion of its fees for such services. Such waiver amounted to $122,077.

For the six months ended January 31, 2004, the Fund's expenses were reduced by $50 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has retained front-end sales charges of $803 from the sales of Class A shares and received $1,305, $10,925 and $637 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the six months ended January 31, 2004.

Brokerage commissions paid on investment transactions for the six months ended January 31, 2004, amounted to $133,310, none of which was paid to Sanford C. Bernstein & Co. LLC, an affiliate of the Adviser.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of the Fund's average daily net assets attributable to Class A shares and 1% of the Fund's average daily net assets attributable to both Class B and Class C shares. There are no distribution and servicing fees on the Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $3,872,383 and $1,175,975 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


22 o ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND


NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the period ended January 31, 2004 were as follows:

                                                 Purchases            Sales
                                              ---------------   --------------

Investment securities (excluding
  U.S. government securities)                   $35,687,589        $41,521,606
  U.S. government securities                             -0-                -0-

The cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreication and unrealized depreciation (excluding foreign currency transactions) are as follows:

Gross unrealized appreciation                                       $18,807,829
Gross unrealized depreciation                                        (1,243,987)
                                                                 --------------
Net unrealized appreciation                                         $17,563,842

Forward Exchange Currency Contracts

The Fund may enter into forward exchange currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contract and the closing of such contract would be included in net realized gain or loss on foreign currency transactions.

Fluctuations in the value of open forward exchange currency contracts are recorded for financial reporting purposes as net unrealized appreciation or depreciation by the Fund.

The Fund's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Fund having a value at least equal to the aggregate amount of the Fund's commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of the counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure the Fund has in that particular currency contract.


ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND o 23


NOTE E

Securities Lending

The Fund has entered into a securities lending agreement with UBS Warburg LLC, Inc., (the "Lending Agent"). Under the terms of the agreement, the Lending Agent, on behalf of the Fund, administers the lending of portfolio securities to certain broker-dealers. In return, the Fund receives fee income from the lending transactions or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive dividends or interest on the securities loaned. Unrealized gain or loss on the value of the securities loaned that may occur during the term of the loan will be reflected in the accounts of the Fund. All loans are continuously secured by collateral exceeding the value of the securities loaned. All collateral consists of either cash or U.S. government securities. The Lending Agent invests the cash collateral received in an eligible money market vehicle in accordance with the investment restrictions of the Fund. The Lending Agent will indemnify the Fund for any loss resulting from a borrower's failure to return a loaned security when due. As of January 31, 2004, the Fund had loaned securities with a value of $2,231,941 and received cash collateral which was invested in a money market fund valued at $2,315,243 as included in the accompanying portfolio of investments. For the six months ended January 31, 2004, the Fund earned fee income of $3,670 which is included in interest income in the accompanying statement of operations.

NOTE F

Capital Stock

There are 12,000,000,000 shares of $.01 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C, and Advisor Class shares. Each class consists of 3,000,000,000 authorized shares. Transactions in capital stock were as follows:

                               Shares                         Amount
                    ---------------------------  ------------------------------
                   Six Months Ended  Year Ended  Six Months Ended  Year Ended
                     January 31, 2004  July 31,   January 31, 2004   July 31,
                      (unaudited)       2003       (unaudited)        2003
                     ------------  ------------  --------------  --------------
Class A
Shares sold              223,235     3,307,119     $ 1,711,071    $ 19,319,389
Shares converted
  from Class B            55,730       113,721         430,657         672,557
Shares redeemed         (871,376)   (4,062,411)     (6,856,983)    (23,814,319)
Net decrease            (592,411)     (641,571)    $(4,715,255)   $ (3,822,373)
Class B
Shares sold              223,625       376,426     $ 1,472,307    $  1,950,858
Shares converted
  to Class A             (64,828)     (130,479)       (430,657)       (672,557)
Shares redeemed         (355,129)   (1,005,043)     (2,351,152)     (5,113,312)
Net decrease            (196,332)     (759,096)    $(1,309,502)   $ (3,835,011)


24 o ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND


                               Shares                         Amount
                    ---------------------------  ------------------------------
                   Six Months Ended  Year Ended  Six Months Ended  Year Ended
                     January 31, 2004  July 31,   January 31, 2004   July 31,
                      (unaudited)       2003       (unaudited)        2003
                     ------------  ------------  --------------  --------------
Class C
Shares sold              203,412       623,643     $ 1,302,322     $ 3,253,675
Shares redeemed         (241,725)     (664,650)     (1,524,461)     (3,410,901)
Net decrease             (38,313)      (41,007)    $  (222,139)    $  (157,226)
Advisor Class
Shares sold                5,618       142,853     $    46,355     $   866,210
Shares redeemed             (766)     (145,926)         (6,233)       (884,673)
Net increase
  (decrease)               4,852        (3,073)    $    40,122     $   (18,463)



NOTE G

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended January 31, 2004.

NOTE H

Concentration of Risk

Investing in securities of foreign companies involves special risks which include revaluation of currencies and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies and their markets may be less liquid and their prices more volatile than those of comparable United States companies.


ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND o 25


NOTE I

Components of Accumulated Earnings (Deficit)

The tax character of distributions to be paid for the year ending July 31, 2004 will be determined at the end of the current fiscal year. As of July 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses                           $(75,385,037)(a)
Unrealized appreciation/(depreciation)                            6,606,845 (b)
                                                               -----------------
Total accumulated earnings/(deficit)                           $(68,778,192)


(a) On July 31, 2003, the Fund had a net capital loss carryforward for federal income tax purposes of $65,365,531, of which $34,121,716 expires in the year 2010 and $31,243,815 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended July 31, 2003, the Fund deferred to August 1, 2003 post October capital losses of $9,933,294 and post October currency losses of $86,212.

(b) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales.

NOTE J

Legal Proceedings

As has been previously reported in the press, the Staff of the U.S. Securities and Exchange Commission ("SEC") and the NYAG have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that Alliance Capital Management L.P. ("Alliance Capital"), the Fund's Adviser, provide information to them. Alliance Capital has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, Alliance Capital confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

    (i) Alliance Capital agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;


26 o ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND


    (ii) Alliance Capital agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

    (iii) Alliance Capital agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that Alliance Capital's registered investment company clients, including the Fund, will introduce governance and compliance changes.

In anticipation of final, definitive documentation and effective January 1, 2004, the Adviser began waiving a portion of its advisory fee. For a more complete description of this waiver, please see "Advisory Fee and Other Transactions with Affiliates" above.

The special committee of Alliance Capital's Board of Directors, comprised of the members of Alliance Capital's Audit Committee and the other independent member of the Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund ("the Independent Directors") have initiated an investigation of the above-mentioned matters with the advice of an independent economic consultant and independent counsel. The Independent Directors have formed a special committee to supervise the investigation.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against Alliance Capital; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with Alliance Capital. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance Capital, including recovery of all fees paid to Alliance Capital pursuant to such contracts.


ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND o 27


Since October 2, 2003, approximately 40 additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance Capital and certain other defendants, some of which name the Fund as a defendant. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.


28 o ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND


FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Common Stock Outstanding Throughout Each Period

Financial Highlights

                                                                              Class A
                                Six Months
                                     Ended
                                 January 31                            Year Ended July 31,
                                      2004,          -------------------------------------------------------------
                                (unaudited)         2003          2002          2001          2000          1999
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                  $6.82         $6.29         $8.74        $15.13        $11.66        $12.14

Income From Investment
 Operations
Net investment loss(a)                (.09)(b)      (.12)         (.15)         (.15)         (.16)         (.08)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                        1.68           .65         (2.30)        (4.51)         3.83           .76
Net increase (decrease) in
  net asset value from
  operations                          1.59           .53         (2.45)        (4.66)         3.67           .68

Less: Distributions
Distributions from net realized
  gain on investment
  transactions                          -0-           -0-           -0-           -0-         (.20)        (1.16)
Distributions in excess of net
  realized gain on investment
  transactions                          -0-           -0-           -0-        (1.73)           -0-           -0-
Total distributions                     -0-           -0-           -0-        (1.73)         (.20)        (1.16)
Net asset value, end of period       $8.41         $6.82         $6.29         $8.74        $15.13        $11.66

Total Return
Total investment return based
  on net asset value(c)              23.31%         8.43%       (28.03)%      (33.85)%       31.81%         7.51%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                  $52,924       $46,972       $47,367       $74,639      $120,687       $77,164
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                    2.88%(d)      3.33%         2.62%         2.14%(e)      2.02%(e)      2.37%(e)
  Expenses, before waivers/
    reimbursements                    3.19%(d)      3.33%         2.62%         2.14%(e)      2.02%(e)      2.37%(e)
  Net investment loss                (2.29)%(b)(d) (2.09)%       (1.99)%       (1.33)%       (1.07)%        (.79)%
Portfolio turnover rate                 49%          105%           84%          121%          133%          120%


See footnote summary on page 33.


ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND o 29



Selected Data For A Share Of Common Stock Outstanding Throughout Each Period

                                                                              Class B
                                Six Months
                                     Ended
                                 January 31                            Year Ended July 31,
                                      2004,          -------------------------------------------------------------
                                (unaudited)         2003          2002          2001          2000          1999
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                  $5.88         $5.46         $7.65        $13.59        $10.57        $11.20

Income From Investment
  Operations
Net investment loss(a)                (.10)(b)      (.15)         (.19)         (.21)         (.24)         (.15)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                        1.43           .57         (2.00)        (4.00)         3.46           .68
Net increase (decrease) in
  net asset value from
  operations                          1.33           .42         (2.19)        (4.21)         3.22           .53

Less: Distributions
Distributions from net realized
  gain on investment
  transactions                          -0-           -0-           -0-           -0-         (.20)        (1.16)
Distributions in excess of net
  realized gain on investment
  transactions                          -0-           -0-           -0-        (1.73)           -0-           -0-
Total distributions                     -0-           -0-           -0-        (1.73)         (.20)        (1.16)
Net asset value, end of period       $7.21         $5.88         $5.46         $7.65        $13.59        $10.57

Total Return
Total investment return based
  on net asset value(c)              22.62%         7.69%       (28.63)%      (34.44)%       30.82%         6.74%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                  $19,324       $16,894       $19,858       $35,500       $65,097       $30,205
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                    3.69%(d)      4.16%         3.42%         2.90%(e)      2.76%(e)      3.14%(e)
  Expenses, before waivers/
    reimbursement                     4.00%(d)      4.16%         3.42%         2.90%(e)      2.76%(e)      3.14%(e)
  Net investment loss                (3.11)%(b)(d) (2.96)%       (2.80)%       (2.10)%       (1.82)%       (1.59)%
Portfolio turnover rate                 49%          105%           84%          121%          133%          120%



See footnote summary on page 33.


30 o ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND


Selected Data For A Share Of Common Stock Outstanding Throughout Each Period

Financial Highlights

                                                                              Class C
                                Six Months
                                     Ended
                                 January 31                            Year Ended July 31,
                                      2004,          -------------------------------------------------------------
                                (unaudited)         2003          2002          2001          2000          1999
------------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period                $5.89         $5.48         $7.67        $13.62        $10.59        $11.22

Income From Investment
  Operations
Net investment loss(a)                (.10)(b)      (.15)         (.19)         (.21)         (.24)         (.16)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                        1.45           .56         (2.00)        (4.01)         3.47           .69
Net increase (decrease) in
  net asset value from
  operations                          1.35           .41         (2.19)        (4.22)         3.23           .53

Less: Distributions
Distributions from net realized
  gain on investment
  transactions                          -0-           -0-           -0-           -0-         (.20)        (1.16)
Distributions in excess of net
  realized gain on investment
  transactions                          -0-           -0-           -0-        (1.73)           -0-           -0-
Total distributions                     -0-           -0-           -0-        (1.73)         (.20)        (1.16)
Net asset value, end of period       $7.24         $5.89         $5.48         $7.67        $13.62        $10.59

Total Return
Total investment return based
  on net asset value(c)              22.92%         7.48%       (28.55)%      (34.43)%       30.86%         6.72%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                   $5,230        $4,485        $4,393        $8,609       $19,580        $7,058
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                    3.63%(d)      4.09%         3.40%         2.89%(e)      2.75%(e)      3.15%(e)
  Expenses, before waivers/
    reimbursements                    3.94%(d)      4.09%         3.40%         2.89%(e)      2.75%(e)      3.15%(e)
  Net investment loss                (3.04)%(b)(d)  2.86%        (2.78)%       (2.12)%       (1.80)%       (1.61)%
Portfolio turnover rate                 49%          105%           84%          121%          133%          120%

See footnote summary on page 33.


ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND o 31



Selected Data For A Share Of Common Stock Outstanding Throughout Each Period

                                                                          Advisor Class
                                Six Months
                                     Ended
                                 January 31                            Year Ended July 31,
                                      2004,          -------------------------------------------------------------
                                (unaudited)         2003          2002          2001          2000          1999
------------------------------------------------------------------------------------------------------------------
Net asset value,
  beginning of period                $6.95         $6.39         $8.86        $15.28        $11.74        $12.20

Income From Investment
  Operations
Net investment loss(a)                (.08)(b)      (.13)         (.13)         (.11)         (.12)         (.07)
Net realized and unrealized
  gain (loss) on investment
  and foreign currency
  transactions                        1.71           .69         (2.34)        (4.58)         3.86           .77
Net increase (decrease) in net
  asset value from operations         1.63           .56         (2.47)        (4.69)         3.74           .70

Less: Distributions
Distributions from net realized
  gain on investment
  transactions                          -0-           -0-           -0-           -0-         (.20)        (1.16)
Distributions in excess of net
  realized gain on investment
  transactions                          -0-           -0-           -0-        (1.73)           -0-           -0-
Total distributions                     -0-           -0-           -0-        (1.73)         (.20)        (1.16)
Net asset value, end of period       $8.58         $6.95         $6.39         $8.86        $15.28        $11.74

Total Return
Total investment return based
  on net asset value(c)              23.45%         8.76%       (27.88)%      (33.71)%       32.19%         7.63%

Ratios/Supplemental Data
Net assets, end of period
  (000's omitted)                     $289          $201          $204          $797          $707          $189
Ratio to average net assets of:
  Expenses, net of waivers/
    reimbursements                    2.57%(d)      3.02%         2.31%         1.83%(e)      1.69%(e)      2.13%(e)
  Expenses, before waivers/
    reimbursements                    2.89%(d)      3.02%         2.31%         1.83%(e)      1.69%(e)      2.13%(e)
  Net investment loss                (1.99)%(b)(d) (1.95)%       (1.76)%       (1.03)%        (.76)%        (.63)%
Portfolio turnover rate                 49%          105%           84%          121%          133%          120%


See footnote summary on page 33.


32 o ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND


(a)  Based on average shares outstanding.

(b)  Net of expenses waived/reimbursed by the Adviser and Transfer Agent.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.

(d)  Annualized.

(e) Ratios reflect expenses grossed up for expense offset arrangement with the Transfer Agent. For the periods shown below, the net expense ratios were as follows:

                            Year Ended July 31,
                   ------------------------------------
                    2001           2000           1999
Class A             2.13%          2.01%          2.33%
Class B             2.89%          2.75%          3.11%
Class C             2.88%          2.74%          3.12%
Advisor Class       1.82%          1.68%          2.10%


ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND o 33


BOARD OF DIRECTORS

William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Bruce K. Aronow(2), Vice President
Edward D. Baker, III(2), Vice President
Thomas J. Bardong, Vice President
Michael Levy(2), Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Vincent S. Noto, Controller


Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Distributor

AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Auditors

Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-free (800) 221-5672



(1)  Member of the Audit Committee.
(2) Messrs. Aronow, Baker and Levy are the persons primarily responsible for the day-to-day management of the Fund's investment portfolio.

34 o ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND


ALLIANCEBERNSTEIN FAMILY OF FUNDS

Wealth Strategies Funds

Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy*
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy**

Blended Style Series

U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio

Growth Funds

Domestic

Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Small Cap Growth Fund
Technology Fund

Global & International

All-Asia Investment Fund
Global Small Cap Fund
Global Research Growth Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Technology Portfolio

Value Funds
Domestic

Balanced Shares
Disciplined Value Fund
Growth & Income Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund

Taxable Bond Funds

Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio

Municipal Bond Funds

National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

Intermediate Municipal Bond Funds

Intermediate California
Intermediate Diversified
Intermediate New York

Closed-End Funds

All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,+ which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. Please read the prospectus carefully before you invest or send money.

*    Formerly Growth Investors Fund.

**   Formerly Conservative Investors Fund.

+    An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND o 35


NOTES


36 o ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND


ALLIANCEBERNSTEIN GLOBAL SMALL CAP FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

[LOGO] ALLIANCEBERNSTEIN (SM)
Investment Research and Management

(SM) This service mark used under license from the owner, Alliance Capital Management L.P.

GSCSR0104



ITEM 2.       CODE OF ETHICS.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 3.       AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 4.       PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a Semi-Annual report to shareholders.

ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.       [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 9.       SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

On March 17, 2004 the Fund adopted procedures, effective April 1, 2004, by which shareholders may recommend nominees to the Fund's Board of Directors. Prior thereto, the Fund's Board of Directors did not accept shareholder recommendations for nominees to the Fund's Board.

ITEM 10.      CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 11.      EXHIBITS.

The following exhibits are attached to this Form N-CSR:

     Exhibit No.                DESCRIPTION OF EXHIBIT

     11 (b) (1)     Certification of Principal Executive Officer Pursuant to
                    Section 302 of the Sarbanes-Oxley Act of 2002

     11 (b) (2)     Certification of Principal Financial Officer Pursuant to
                    Section 302 of the Sarbanes-Oxley Act of 2002

     11 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Global Small Cap Fund, Inc.

By:      /s/Marc O. Mayer
         --------------------------------
         Marc O. Mayer
         President

Date:  March 31, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/Marc O. Mayer
         --------------------------------
         Marc O. Mayer
         President

Date:  March 31, 2004

By:      /s/Mark D. Gersten
         -------------------------------
         Mark D. Gersten
         Treasurer and Chief Financial Officer

Date:  March 31, 2004